Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Malvern Funds
Entity Central Index Key	0000836906
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000157008 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Institutional Intermediate-Term Bond Fund
Class Name	Institutional Plus Shares
Trading Symbol	VIITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Institutional Intermediate-Term Bond Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[1]
Net Assets	$ 30,548,000,000
Holdings Count | Holding	2,249
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$30,548
Number of Portfolio Holdings	2,249
Portfolio Turnover Rate	78%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of March 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	21.3%
Corporate Bonds	31.3%
Sovereign Bonds	2.6%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	43.7%
Other Assets and Liabilities—Net	0.7%

C000157009 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Institutional Short-Term Bond Fund
Class Name	Institutional Plus Shares
Trading Symbol	VISTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Institutional Short-Term Bond Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[2]
Net Assets	$ 5,804,000,000
Holdings Count | Holding	670
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$5,804
Number of Portfolio Holdings	670
Portfolio Turnover Rate	66%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of March 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	44.7%
Corporate Bonds	34.7%
Sovereign Bonds	2.4%
U.S. Government and Agency Obligations	15.3%
Other Assets and Liabilities—Net	2.9%

C000166996 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Core Bond Fund
Class Name	Investor Shares
Trading Symbol	VCORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Core Bond Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[3]
Net Assets	$ 13,794,000,000
Holdings Count | Holding	2,587
Investment Company Portfolio Turnover	209.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$13,794
Number of Portfolio Holdings	2,587
Portfolio Turnover Rate	209%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of March 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	11.1%
Corporate Bonds	28.8%
Floating Rate Loan Interests	0.0%
Sovereign Bonds	14.5%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	45.1%
Other Assets and Liabilities—Net	0.3%

C000166995 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Core Bond Fund
Class Name	Admiral™ Shares
Trading Symbol	VCOBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Core Bond Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[4]
Net Assets	$ 13,794,000,000
Holdings Count | Holding	2,587
Investment Company Portfolio Turnover	209.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$13,794
Number of Portfolio Holdings	2,587
Portfolio Turnover Rate	209%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of March 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	11.1%
Corporate Bonds	28.8%
Floating Rate Loan Interests	0.0%
Sovereign Bonds	14.5%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	45.1%
Other Assets and Liabilities—Net	0.3%

C000231055 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Multi-Sector Income Bond Fund
Class Name	Investor Shares
Trading Symbol	VMSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Multi-Sector Income Bond Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.40%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[5]
Net Assets	$ 241,000,000
Holdings Count | Holding	1,038
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$241
Number of Portfolio Holdings	1,038
Portfolio Turnover Rate	69%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of March 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	3.1%
Corporate Bonds	70.9%
Floating Rate Loan Interests	2.2%
Sovereign Bonds	16.5%
U.S. Government and Agency Obligations	7.1%
Other Assets and Liabilities—Net	0.2%

C000231054 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Multi-Sector Income Bond Fund
Class Name	Admiral™ Shares
Trading Symbol	VMSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Multi-Sector Income Bond Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$15	0.30%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[6]
Net Assets	$ 241,000,000
Holdings Count | Holding	1,038
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$241
Number of Portfolio Holdings	1,038
Portfolio Turnover Rate	69%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of March 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	3.1%
Corporate Bonds	70.9%
Floating Rate Loan Interests	2.2%
Sovereign Bonds	16.5%
U.S. Government and Agency Obligations	7.1%
Other Assets and Liabilities—Net	0.2%

C000231057 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Core-Plus Bond Fund
Class Name	Investor Shares
Trading Symbol	VCPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Core-Plus Bond Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.30%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[7]
Net Assets	$ 702,000,000
Holdings Count | Holding	1,912
Investment Company Portfolio Turnover	215.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$702
Number of Portfolio Holdings	1,912
Portfolio Turnover Rate	215%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of March 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	10.0%
Corporate Bonds	29.3%
Floating Rate Loan Interests	0.5%
Sovereign Bonds	17.4%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	42.8%
Other Assets and Liabilities—Net	(0.1%)

C000231056 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Core-Plus Bond Fund
Class Name	Admiral™ Shares
Trading Symbol	VCPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Core-Plus Bond Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.20%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[8]
Net Assets	$ 702,000,000
Holdings Count | Holding	1,912
Investment Company Portfolio Turnover	215.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$702
Number of Portfolio Holdings	1,912
Portfolio Turnover Rate	215%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of March 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	10.0%
Corporate Bonds	29.3%
Floating Rate Loan Interests	0.5%
Sovereign Bonds	17.4%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	42.8%
Other Assets and Liabilities—Net	(0.1%)

C000246714 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Core Bond ETF
Class Name	ETF Shares
Trading Symbol	VCRB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Core Bond ETF (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[9]
Net Assets	$ 2,501,000,000
Holdings Count | Holding	1,992
Investment Company Portfolio Turnover	419.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$2,501
Number of Portfolio Holdings	1,992
Portfolio Turnover Rate	419%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of March 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	8.6%
Corporate Bonds	25.8%
Sovereign Bonds	11.5%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	56.8%
Other Assets and Liabilities—Net	(2.8%)

C000246715 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Core-Plus Bond ETF
Class Name	ETF Shares
Trading Symbol	VPLS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Core-Plus Bond ETF (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.20%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[10]
Net Assets	$ 489,000,000
Holdings Count | Holding	1,706
Investment Company Portfolio Turnover	361.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$489
Number of Portfolio Holdings	1,706
Portfolio Turnover Rate	361%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of March 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	8.4%
Corporate Bonds	30.1%
Floating Rate Loan Interests	0.2%
Sovereign Bonds	17.9%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	45.6%
Other Assets and Liabilities—Net	(2.3%)

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.